Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets and liabilities at fair value on a recurring basis as of September 30, 2013 and December 31, 2012:

	As of September 30, 2013
	Level 1	Level 2	Level 3	Total
Open electricity contracts	$—	$5	$—	$5

Total assets	$—	$5	$—	$5

Open metal contracts	$—	$352	$—	$352
Open natural gas contracts	—	5	—	5

Total liabilities	$—	$357	$—	$357

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011:

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$157	$—	$157

Total assets	$—	$157	$—	$157

Open metal contracts	$—	$1,353	$—	$1,353
Open natural gas contracts	—	384	—	384
Open electricity contracts	—	88	—	88

Total liabilities	$—	$1,825	$—	$1,825